August 4, 2009

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

RE:	DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND
40 Act File No.: 811-5021
33 Act File No.: 33-117520

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 34 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 29, 2009.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6832.

Very truly yours,

/s/ Christina Zacharczuk
Christina Zacharczuk
Senior Paralegal

CZ/